EMPLOYMENT (Schedule of Employment Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Wages and salaries	$ 26,187	$ 25,885	$ 26,475
Social welfare costs	2,195	2,538	2,585
Pension costs	447	503	490
Tax settlement (Note 6)		5,094
Share-based payments	792	758	1,369
Restructuring Cost	388
Recognition of contingent asset	(1,316)
Employment Costs	$ 28,693	$ 34,778	$ 30,919